INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

TRANSFER AGENT
National Financial Data Services
P.O. Box 219168
Kansas City, MO 64121-9168
1-800-370-0612

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth & Marquette
Minneapolis, MN 55479

INDEPENDENT AUDITORS
KPMG LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.



                         JUNDT FUNDS


JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND


ANNUAL REPORT
DECEMBER 31, 1999




SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

Calendar year 1999 witnessed significant growth in the equity markets. As the year drew to a close, the equity markets continued to set new record highs almost daily. In fact, all three of the major markets' indexes experienced record highs on the final day of the year, with the Dow Jones Industrial Average closing at 11,497, the NASDAQ composite closing at 4,069, and the Standard & Poor's 500 Index closing at 1,469, resulting in gains for the year of 27.3%, 85.6%, and 21.1%, respectively. While the first through third quarters experienced fairly steady growth, the fourth quarter surged ahead rapidly with some companies seeing nearly parabolic moves in their stock prices.

During the first through third quarters, the Jundt Funds were positioned fairly cautiously based upon our evaluation of the underlying interest rate and economic conditions. Specific factors we were evaluating included: the threat of rising interest rates, negative market breadth, speculation in a record number of initial public offerings, and rising commodity prices.

In the fourth quarter, however, the Federal Reserve began taking steps to provide liquidity -- such as making available up to $200 billion in additional currency, allowing banks to borrow additional reserves, and creating longer term repurchase agreements* -- in an effort to avoid potential Y2K problems in the U.S. financial system. We viewed this short-term boost in the money supply as a potential catalyst for the markets, and we saw several of the negative factors from the first three quarters of the year improve. Consequently, we reduced many of our hedge positions and increased the funds' long exposure, specifically in the areas of technology and pharmaceuticals. This positioning resulted in strong fourth quarter performance across all of the funds.

JUNDT GROWTH FUND

The Jundt Growth Fund, which is generally managed more conservatively than the other Jundt Funds, concentrates on medium-to-large capitalization companies, with a majority of the equity securities consisting of companies that have annual revenues greater than $750 million. The Fund seeks to invest in companies with annual revenue growth rates of at least 15%. As of December 31st, the Fund's portfolio was generating top-line revenue growth in excess of 35%, versus an average of 12% for the companies comprising the Standard & Poor's 500 Index.

Companies in the telecommunications, medical devices, pharmaceutical and retail sectors were prominent in the portfolio during the period and showed strong performance.

The aggregate returns for the various periods ended December 31, 1999 for the Jundt Growth Fund and the Fund's comparable benchmark are stated below:

                                              SINCE
                                1-YEAR     INCEPTION(1)
                                ------     ------------
JUNDT GROWTH FUND**             19.97%        202.17%
Lipper Growth Fund Index        27.96         311.34
Standard & Poor's 500 Index     21.14         359.86

JUNDT U.S. EMERGING GROWTH FUND

The investment objective of the Jundt U.S. Emerging Growth Fund is long-term capital appreciation. The Fund seeks to attain this objective by investing in 30 to 50 of the fastest growing companies in the United States. This Fund concentrates on small-to-medium capitalization companies. The majority of its portfolio is comprised of companies with annual revenues of less than $250 million. We place an emphasis on companies we believe will achieve annual revenue growth of at least 25%. As of December 31st, the Fund's portfolio was generating top-line revenue growth of approximately 69%.

Companies in the computer services, computer hardware, telecommunications, and Internet technology sectors were the largest portions of the portfolio during the period.

The aggregate returns for the various periods ended December 31, 1999 for the Jundt U.S. Emerging Growth Fund and the Fund's comparable benchmark are stated below:

                                              SINCE
                                1-YEAR     INCEPTION(2)
                                ------     ------------
JUNDT U.S. EMERGING
 GROWTH FUND***                 49.04%        295.75%
Lipper Small Cap
 Growth Fund Index              41.54          85.13
Standard & Poor's 500 Index     21.14         156.40


JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund seeks long-term capital appreciation by utilizing an aggressive yet flexible investment program. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

Companies in the computer hardware and software, telecommunications, medical devices, and pharmaceutical sectors were significant positions within the Fund's portfolio during the period.

The aggregate returns for the various periods ended December 31, 1999 for the Jundt Opportunity Fund and the Fund's comparable benchmark are stated below:

                                              SINCE
                                1-YEAR     INCEPTION(3)
                                ------     ------------
JUNDT OPPORTUNITY FUND***       36.11%        204.98%
Lipper Capital Appreciation
 Fund Index                     39.17         100.39
Standard & Poor's 500 Index     21.14         108.04

LETTER TO SHAREHOLDERS (CONCLUDED)

JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a concentrated portfolio of approximately 25 stocks composed primarily of American growth companies of all sizes.

The Fund's strong performance in 1999 can largely be attributed to strength in telecommunications, medical devices, computer software, pharmaceutical, computer hardware and broadcasting/cable stocks.

The aggregate returns for the various periods ended December 31, 1999 for the Jundt Twenty-Five Fund and the Fund's comparable benchmark are stated below:

                                               SINCE
                                1-YEAR      INCEPTION(4)
                                ------      ------------
JUNDT TWENTY-FIVE FUND***       41.59%        148.09%
Lipper Capital Appreciation
 Fund Index                     39.17          67.01
Standard & Poor's 500 Index     21.14          55.98

I want to take this opportunity to make a couple of announcements regarding the Jundt Funds. THE JUNDT FUNDS ARE IN THE PROCESS OF CONVERTING TO FIRSTAR BANK, N.A. FOR CUSTODIAL SERVICES AND TO FIRSTAR MUTUAL FUND SERVICES, LLC FOR FUND ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES. This decision has been reviewed and approved by the Funds' Board of Directors who believe that the conversion is in the best interests of the Funds' shareholders.

WE HAVE ALSO DECIDED TO CLOSE THE JUNDT U.S. EMERGING GROWTH FUND TO NEW INVESTORS AS OF APRIL 30, 2000. Existing shareholders as of April 30, 2000 will be allowed to purchase additional shares of the Fund after April 30, 2000. The Fund's Board of Directors and the Fund's investment adviser who believe that it is in the best interests of the Fund's shareholders to close the Fund to new investors at that time.

Thank you for investing in the Jundt Funds.

Sincerely,


/s/ James R. Jundt

James R. Jundt
Chairman


  *According to Business Week, December 20, 1999.

 **Quoted performance is for the Growth Fund's Class I shares, which are not available for public investment. The Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class I shares are not subject to sales charges for certain investors or Rule 12b-1 fees. Therefore, the performance of Class I shares will exceed that of each of the Fund's other share classes.

***Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.25%. The stated return does not reflect the deduction of any front-end sales charge.

(1)Inception dates are September 3, 1991 for the Jundt Growth Fund's Class I shares and the S & P 500 Index and August 31, 1991 for the Lipper Growth Fund Index.

(2)Inception dates are January 2, 1996 for the Jundt U.S. Emerging Growth Fund's Class A shares and December 29, 1995 for the Lipper Small Cap Growth Fund Index and the S & P 500 Index.

(3)Inception date is December 26, 1996 for the Jundt Opportunity Fund's Class A shares and the Lipper Capital Appreciation Fund Index and December 31, 1996 for the S & P 500 Index.

(4)Inception date is December 31, 1997 for the Jundt Twenty-Five Fund's Class A shares, the Lipper Capital Appreciation Fund Index and the S&P 500 Index data.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND

JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1999 (AS A PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------

[PIE CHART]

Computer Services/Software             12.3%

Computer Hardware                       2.2%

Telecommunication Infrastructure       15.0%

Electronics                             1.2%

Wireless/Telecommunication Services    11.0%

Short-Term Security/Other assets
 in excess of liabilities              12.8%

Broadcasting/Cable                      7.2%

Internet Technology                     2.2%

Medical Devices/Drugs                  21.1%

Diversified                             1.9%

Retail                                 12.0%

Restaurants                             1.1%

PERFORMANCE DATA: GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

            JUNDT GROWTH FUND(1)    JUNDT GROWTH FUND(1)
             (Class I shares         (Class I shares        RUSSELL       LIPPER GROWTH
           without sales charge)*   with sales charge)    1000 INDEX(2)   FUND INDEX(3)
           ----------------------   ------------------    -------------   -------------
9/3/1991          10,000                   9,475             10,000          10,000
                  10,036                   9,509             10,000           9,925
12/31/1991        11,073                  10,492             10,840          10,801
                  10,472                   9,922             10,605          10,631
                   9,870                   9,352             10,753          10,421
                  10,178                   9,644             11,094          10,686
12/31/1992        11,152                  10,567             11,808          11,625
                  10,665                  10,105             12,300          11,970
                  10,821                  10,253             12,386          12,147
                  11,022                  10,443             12,786          12,730
12/31/1993        11,159                  10,573             13,010          13,018
                  11,032                  10,453             12,497          12,628
                  10,331                   9,789             12,472          12,351
                  11,853                  11,230             13,110          12,958
12/31/1994        11,681                  11,068             13,060          12,813
                  11,978                  11,349             14,302          13,739
                  12,813                  12,141             15,649          15,209
                  14,267                  13,518             17,044          16,592
12/31/1995        13,761                  13,039             17,993          16,997
                  13,957                  13,224             18,985          17,761
                  15,305                  14,501             19,759          18,349
                  15,846                  15,014             20,403          18,880
12/31/1996        15,857                  15,024             22,032          19,977
                  14,965                  14,179             22,373          19,901
                  16,575                  15,705             26,134          23,043
                  18,509                  17,537             28,416          25,407
12/31/1997        17,577                  16,654             29,270          25,576
                  19,928                  18,881             33,183          28,741
                  21,097                  19,989             34,013          29,558
                  20,260                  19,196             30,506          26,185
12/31/1998        25,186                  23,864             37,179          32,147
                  27,806                  26,346             38,713          33,776
                  27,925                  26,459             41,470          35,969
                  27,970                  26,502             38,733          34,107
12/31/1999        30,217                  28,630             44,954          41,135

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1999)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         SINCE          SINCE
                               1-YEAR      5-YEAR    INCEPTION(4)   INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*           19.71%         --            --          21.86%
With sales charge (a)           13.42          --            --          20.23
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*           18.72          --            --          20.99
With sales charge (b)           14.72          --            --          20.70
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge            18.82          --            --          21.05
With sales charge (c)           17.82          --            --          21.05
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*           19.97       20.92%        14.19%            --
With sales charge (a)           13.67       19.63         13.46             --
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX              20.91       28.03         19.77          25.66
--------------------------------------------------------------------------------
LIPPER GROWTH FUND INDEX        27.96       26.27         18.50          24.73
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3)The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4)Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(5)Inception data is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1999

COMMON STOCKS

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (7.2%)
----------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation, Class A (b)       39,900       $ 1,572,954           $ 3,012,450
   Gemstar International Group Limited (b)            60,000           864,375             4,275,000
                                                                   ---------------------------------
                                                                     2,437,329             7,287,450
                                                                   ---------------------------------
COMPUTER HARDWARE (2.2%)
----------------------------------------------------------------------------------------------------
   Intel Corporation                                  26,500         1,428,850             2,181,281
                                                                   ---------------------------------
COMPUTER SERVICES/SOFTWARE (12.3%)
----------------------------------------------------------------------------------------------------
   Compuware Corporation (b)                          54,800         1,435,608             2,041,300
   Intuit, Inc. (b)                                   40,300           760,448             2,415,481
   Microsoft Corporation (b)                          34,100         1,753,294             3,981,175
   Novell, Inc. (b)                                  100,200         2,889,213             4,001,737
                                                                   ---------------------------------
                                                                     6,838,563            12,439,693
                                                                   ---------------------------------
DIVERSIFIED (1.9%)
----------------------------------------------------------------------------------------------------
   Corning, Inc.                                      15,000         1,039,851             1,934,063
                                                                   ---------------------------------
ELECTRONICS (1.2%)
----------------------------------------------------------------------------------------------------
   Texas Instruments Incorporated                     12,600           782,890             1,220,625
                                                                   ---------------------------------
INTERNET TECHNOLOGY (2.2%)
----------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                           30,600         1,164,371             2,308,388
                                                                   ---------------------------------
MEDICAL DEVICES/DRUGS (21.1%)
----------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                    31,600           922,476             1,897,975
   Biogen, Inc. (b)                                   41,700         2,706,713             3,523,650
   Immunex Corporation (b)                            26,400         1,615,829             2,890,800
   Medtronic, Inc.                                    27,200           747,966               991,100
   Merck & Co., Inc.                                  61,900         4,707,589             4,151,169
   Monsanto Company                                  138,200         5,792,130             4,923,375
   Pharmacia & Upjohn, Inc.                           16,600           978,143               747,000
   Schering-Plough Corporation                        51,900         2,696,606             2,189,531
                                                                   ---------------------------------
                                                                    20,167,452            21,314,600
                                                                   ---------------------------------
RESTAURANTS (1.1%)
----------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                          46,900         1,172,471             1,137,325
                                                                   ---------------------------------


See accompanying notes to schedule of investments.                             6

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1999

COMMON STOCKS (CONCLUDED)

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
RETAIL (12.0%)
----------------------------------------------------------------------------------------------------
   Abercrombie & Fitch Company, Class A (b)          128,900       $ 3,137,724           $ 3,440,019
   AutoZone, Inc. (b)                                 72,000         2,264,443             2,326,500
   Bed Bath & Beyond, Inc. (b)                        34,400           592,351             1,195,400
   The Home Depot, Inc.                               51,300           663,035             3,517,256
   Staples, Inc. (b)                                  79,489           685,631             1,649,397
                                                                   ---------------------------------
                                                                     7,343,184            12,128,572
                                                                   ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (15.0%)
----------------------------------------------------------------------------------------------------
   Advanced Fibre Communications, Inc. (b)            60,000         1,680,624             2,681,250
   Cisco Systems, Inc. (b)                            29,500           836,237             3,160,188
   Korea Thrunet Co, Ltd. - Class A (b)               36,500         2,296,292             2,477,438
   Qwest Communications International Inc. (b)        99,300         3,487,066             4,269,900
   Tellabs, Inc. (b)                                  40,000         1,194,095             2,567,500
                                                                   ---------------------------------
                                                                     9,494,314            15,156,276
                                                                   ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (11.0%)
----------------------------------------------------------------------------------------------------
   ADC Telecommunications, Inc. (b)                   29,900         1,597,635             2,169,618
   Global Telesystems Group, Inc. (b)                115,400         2,892,099             3,995,724
   Nextel Communications, Inc. - Class A (b)          22,400           380,800             2,310,000
   Nokia Corporation, ADR                             14,100         1,239,245             2,679,000
                                                                   ---------------------------------
                                                                     6,109,779            11,154,342
                                                                   ---------------------------------

TOTAL COMMON STOCKS (87.2%)                                         57,979,054            88,262,615
                                                                   =================================


See accompanying notes to schedule of investments.                             7

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1999

SHORT-TERM SECURITY (1.8%)

Issue                                       Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND (1.8%)
----------------------------------------------------------------------------------------------------
   Wells Fargo 100% Treasury Money Market Fund,
   4.68% (c)                                       1,853,842       $ 1,853,842          $  1,853,842
                                                                   ---------------------------------

TOTAL SHORT-TERM SECURITY (1.8%)                                     1,853,842             1,853,842
                                                                   =================================
   Total investments in securities (89.1%)                         $59,832,896(d)         90,116,457
                                                                   ===========
   Other assets in excess of liabilities (11.0%)                                          11,122,679
                                                                                        ------------

NET ASSETS (100.0%)                                                                     $101,239,136
                                                                                        ============

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1999.

   (d) Cost for federal income tax purposes at December 31, 1999 was $59,832,896. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ----------------------------------------------
        Gross unrealized appreciation      $32,482,101
        Gross unrealized depreciation       (2,198,540)
                                           -----------
        Net unrealized appreciation        $30,283,561
        ----------------------------------------------

        Short futures contracts entered into as of December 31, 1999:

        ---------------------------------------------------------------
                                                            UNREALIZED
        CONTRACTS           ISSUE           MARKET VALUE   DEPRECIATION
        ---------------------------------------------------------------
         45         Nasdaq 100 - Mar 2000    $16,893,900     $  (4,152)
        180         S&P 500 - Mar 2000        66,789,000      (166,359)
        ---------------------------------------------------------------
        225         Total                    $83,682,900     $(170,511)
        ---------------------------------------------------------------


See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH

THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES WITH at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1999
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART]

Computer Services/Software             24.2%

Short-Term Security/Other assets
 in excess of liabilities              39.1%

Education                               1.9%

Telecommunication/Equipment             4.8%

Wireless/Telecommunication Services     6.5%

Telecommunication Infrastructure        0.9%

Internet Technology                     6.4%

Miscellaneous                           1.7%

Retail                                  0.7%

Restaurants                             2.2%

Medical Devices/Drugs                   6.9%

Computer Hardware                       4.7%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

               JUNDT U.S.                JUNDT U.S.
         EMERGING GROWTH FUND(1)   EMERGING GROWTH FUND(1)
            (Class A shares           (Class A shares         LIPPER SMALL CAP       RUSSELL 2000
          without sales charge)*     with sales charge)     GROWTH FUND INDEX(2)    GROWTH INDEX(3)
          ----------------------     ------------------     --------------------    ---------------
1/2/96           10,000                    9,475                   10,000               10,000
                 12,260                   11,616                   10,564               10,563
                 14,990                   14,203                   11,403               11,180
                 14,940                   14,156                   11,546               11,084
12/31/96         14,340                   13,588                   11,437               11,114
                 13,474                   12,767                   10,359                9,948
                 16,199                   15,349                   12,128               11,695
                 19,767                   18,729                   13,969               13,673
12/31/97         19,151                   18,145                   13,165               12,552
                 20,804                   19,712                   14,566               14,044
                 21,155                   20,045                   14,003               13,237
                 21,170                   20,058                   11,007               10,277
12/31/98         26,552                   25,158                   13,043               12,707
                 25,770                   24,351                   12,427               12,493
                 26,570                   25,175                   14,273               14,336
                 27,369                   25,932                   13,956               13,631
12/31/99         39,575                   37,497                   18,461               18,182

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1999)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                        1-YEAR      INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS A
Without sales charge*                                    49.04%        41.08%
With sales charge (a)                                    41.22         39.19
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS B
Without sales charge*                                    47.96         40.18
With sales charge (b)                                    43.96         39.90
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS C
Without sales charge                                     47.88         40.17
With sales charge (c)                                    46.88         40.17
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS I                       49.51         41.60
--------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX                       41.54         16.56
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                                43.09         16.12
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $38,276, $38,565 and $40,169, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(4)Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Growth Fund Index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1999

COMMON STOCKS

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (4.7%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                          95,100       $ 1,966,383           $ 3,649,462
   SanDiskCorp. (b)                                    8,000           604,700               770,000
                                                                   ---------------------------------
                                                                     2,571,083             4,419,462
                                                                   ---------------------------------
COMPUTER SERVICES/SOFTWARE (24.2%)
----------------------------------------------------------------------------------------------------
   Bluestone Software, Inc. (b)                        6,000           229,500               690,000
   Clarus Corporation (b)                             24,000           472,634             1,584,000
   Digital Insight Corporation (b)                    24,000           558,000               873,000
   Exchange Applications, Inc. (b)                    32,000           575,500             1,788,000
   FactSet Research Systems, Inc.                     13,200           372,358             1,051,050
   Great Plains Software, Inc. (b)                    10,000           368,562               747,500
   Mission Critical Software, Inc. (b)                39,300         2,072,013             2,751,000
   New Era of Networks, Inc. (b)                      28,000           730,694             1,333,500
   nFront, Inc. (b)                                   50,000           649,306             1,000,000
   NVIDIA Corporation (b)                             23,000           842,375             1,079,563
   On Technology Corporation (b)                     198,000         1,175,774             2,747,250
   ONYX Software Corporation (b)                      40,000         1,181,865             1,480,000
   Open Market, Inc. (b)                              19,400           714,050               875,425
   RSA Security, Inc. (b)                             24,000           425,019             1,860,000
   SalesLogix Corporation (b)                         49,700           622,149             2,040,806
   Unify Corporation (b)                              26,200           255,304               717,225
                                                                   ---------------------------------
                                                                    11,245,103            22,618,319
                                                                   ---------------------------------
EDUCATION (1.9%)
----------------------------------------------------------------------------------------------------
   Edison Schools, Inc. (b)                          115,600         2,082,125             1,820,700
                                                                   ---------------------------------


See accompanying notes to schedule of investments.                            11

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1999

COMMON STOCKS (CONTINUED)

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (6.4%)
----------------------------------------------------------------------------------------------------
   Intranet Solutions, Inc. (b)                       24,000         $  565,001           $  888,000
   Navidec, Inc. (b)                                  60,000            581,250              720,000
   Preview Travel, Inc. (b)                           38,000            710,126            1,980,750
   StarMedia Network, Inc. (b)                        60,700          2,265,823            2,431,794
                                                                     -------------------------------
                                                                      4,122,200            6,020,544
                                                                     -------------------------------
MEDICAL DEVICES/DRUGS (6.9%)
----------------------------------------------------------------------------------------------------
   CV Therapeutics, Inc. (b)                          76,600          1,052,368            1,996,388
   Heartport, Inc. (b)                               555,000          2,262,748            2,636,250
   MiniMed, Inc. (b)                                  19,300          1,579,846            1,413,725
   Tularik, Inc. (b)                                  12,000            228,294              388,500
                                                                     -------------------------------
                                                                      5,123,256            6,434,863
                                                                     -------------------------------
RESTAURANTS (2.2%)
----------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(c)             749,500          2,094,598            1,522,422
   P.F. Chang's China Bistro, Inc. (b)                23,300            454,163              579,587
                                                                     -------------------------------
                                                                      2,548,761            2,102,009
                                                                     -------------------------------
RETAIL (0.7%)
----------------------------------------------------------------------------------------------------
   Linens 'n Things, Inc. (b)                         21,000            610,825              622,125
                                                                     -------------------------------
TELECOMMUNICATION/EQUIPMENT (4.8%)
----------------------------------------------------------------------------------------------------
   Digital Lightwave, Inc. (b)                        22,400            714,000            1,433,600
   Sirius Satellite Radio, Inc. (b)                   50,800          1,877,407            2,260,600
   Terayon Communication Systems, Inc. (b)            12,100            414,300              760,031
                                                                     -------------------------------
                                                                      3,005,707            4,454,231
                                                                     -------------------------------
TELECOMMUNICATION INFRASTRUCTURE (0.9%)
----------------------------------------------------------------------------------------------------
   Wink Communications, Inc. (b)                      13,400            533,739              804,838
                                                                     -------------------------------


See accompanying notes to schedule of investments.                            12

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1999

COMMON STOCKS (CONCLUDED)

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATIONS SERVICES (6.5%)
----------------------------------------------------------------------------------------------------
   Pinnacle Holdings Inc. (b)                         65,000       $ 1,147,613           $ 2,754,375
   Versatel Telecom International NV - ADR (b)        96,400         1,258,769             3,367,975
                                                                   ---------------------------------
                                                                     2,406,382             6,122,350
                                                                   ---------------------------------
MISCELLANEOUS (1.7%)
----------------------------------------------------------------------------------------------------
   Macrovision Corporation (b)                        21,000           926,125             1,554,000
                                                                   ---------------------------------

TOTAL COMMON STOCKS (60.9%)                                         35,175,306            56,973,441
                                                                   =================================


See accompanying notes to schedule of investments.                            13

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1999

SHORT-TERM SECURITY

Issue                                       Number of Shares               Cost     Market Value (a)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND (35.3%)
----------------------------------------------------------------------------------------------------
   Wells Fargo 100% Treasury Money Market Fund,
   4.68% (d)                                      33,064,225       $ 33,064,225          $33,064,225
                                                                   ---------------------------------

TOTAL SHORT-TERM SECURITY (35.3%)                                    33,064,225           33,064,225
                                                                   =================================
   Total investments in securities (96.2%)                         $ 68,239,531(e)        90,037,666
                                                                   ============
   Other assets in excess of liabilities (3.8%)                                            3,503,345
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $93,541,011
                                                                                         ===========

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 1999.

   (d) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1999.

   (e) Cost for federal income tax purposes at December 31, 1999 was $68,471,794. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ----------------------------------------------
        Gross unrealized appreciation      $22,565,594
        Gross unrealized depreciation         (999,722)
                                           -----------
        Net unrealized appreciation        $21,565,872
        ----------------------------------------------

        Short futures contracts entered into as of December 31, 1999:

                                                              UNREALIZED
         CONTRACTS           ISSUE           MARKET VALUE    DEPRECIATION
         ----------------------------------------------------------------
         100         Nasdaq 100 - Mar 2000    $37,542,000     $  (9,228)
          45         S&P 500 - Mar 2000        16,697,250       (41,589)
         ----------------------------------------------------------------
         145         Total                    $54,239,250     $ (50,817)
         ----------------------------------------------------------------

   ADR -- American Depositary Receipt.


See accompanying notes to financial statements.                               14

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND

THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1999
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART]

Computer Services/Software             16.2%

Broadcasting/Cable                      5.9%

Medical Devices/Drugs                  21.7%

Short-Term Security/Other assets
 in excess of liabilities              17.4%

Internet Technology                    11.1%

Wireless/Telecommunication Services    14.4%

Electronics                             0.9%

Telecommunication Infrastructure        6.6%

Computer Hardware                       2.7%

Retail                                  2.0%

Restaurants                             1.1%

PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

                    JUNDT                    JUNDT
              OPPORTUNITY FUND(1)      OPPORTUNITY FUND(1)                      LIPPER CAPITAL
               (Class A shares          (Class A shares       RUSSELL 1000       APPRECIATION
             without sales charge)*    with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
             ----------------------    ------------------    ---------------    --------------
12/26/1996          10,000                   9,475               10,000            10,000
12/31/1996           9,870                   9,352                9,851            10,010
3/31/1997            9,640                   9,134                9,904             9,558
6/3/1997            11,330                  10,735               11,777            11,027
9/30/1997           14,260                  13,511               12,662            12,301
12/31/1997          13,932                  13,200               12,855            12,009
3/31/1998           15,397                  14,589               14,802            13,531
6/30/1998           16,420                  15,558               15,474            13,773
9/30/1998           17,721                  16,791               14,069            11,796
12/31/1998          22,406                  21,230               17,830            14,408
3/31/1999           24,061                  22,798               18,964            15,100
6/30/1999           24,854                  23,549               19,693            16,565
9/30/1999           23,679                  22,436               18,972            15,908
12/31/1999          30,498                  28,897               23,743            20,052

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1999)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                        1-YEAR      INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*                                    36.11%        44.77%
With sales charge (a)                                    28.97         42.21
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*                                    35.10         43.74
With sales charge (b)                                    31.10         43.26
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge                                     35.13         43.69
With sales charge (c)                                    34.13         43.69
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I                                36.55         45.17
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                                33.16         33.23
--------------------------------------------------------------------------------
LIPPER CAPITAL APPRECIATION FUND INDEX                   39.17         25.97
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $29,548, $29,815 and $30,750, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4)Inception date is December 26, 1996, for both the Fund's shares and the index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1999

COMMON STOCKS

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (5.9%)
----------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation, Class A (b)       29,100       $ 1,479,275           $ 2,197,050
   TV Guide, Inc., Class A (b)                        75,000         1,876,888             3,225,000
                                                                   ---------------------------------
                                                                     3,356,163             5,422,050
                                                                   ---------------------------------
COMPUTER HARDWARE (2.7%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                          64,900         1,629,662             2,490,537
                                                                   ---------------------------------
COMPUTER SERVICES/SOFTWARE (16.2%)
----------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                           26,000         1,224,479             1,961,375
   At Home Corporation - Series A (b)                 55,400         2,470,237             2,375,275
   Intuit, Inc. (b)                                   50,000         3,006,875             2,996,875
   Microsoft Corporation (b)(e)                       22,800         1,449,225             2,661,900
   Novell, Inc. (b)(e)                                80,000         1,135,850             3,195,000
   Veritas Software Corporation (b)                   12,000           207,036             1,717,500
                                                                   ---------------------------------
                                                                     9,493,702            14,907,925
                                                                   ---------------------------------
ELECTRONICS (0.9%)
----------------------------------------------------------------------------------------------------
   Texas Instruments Incorporated                      8,800           546,780               852,500
                                                                   ---------------------------------
INTERNET TECHNOLOGY (11.1%)
----------------------------------------------------------------------------------------------------
   CacheFlow Inc. (b)                                  8,000         1,083,250             1,045,500
   Internet Initiative Japan, Inc. - ADR (b)          12,000           863,036             1,166,250
   National Information Consortium, Inc. (b)          76,200         2,105,025             2,438,400
   Preview Travel, Inc. (b)                           51,500         1,582,000             2,684,438
   StarMedia Network, Inc. (b)                        72,900         2,539,166             2,920,556
                                                                   ---------------------------------
                                                                     8,172,477            10,255,144
                                                                   ---------------------------------
MEDICAL DEVICES/DRUGS (21.7%)
----------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                    35,000         1,515,208             2,102,188
   Biogen, Inc. (b)                                   42,700         2,768,706             3,608,150
   Merck & Co., Inc.                                  55,600         4,286,642             3,728,675
   MiniMed, Inc. (b)                                  25,100         2,002,931             1,838,575
   Monsanto Company                                  245,800         9,877,262             8,756,625
                                                                   ---------------------------------
                                                                    20,450,749            20,034,213
                                                                   ---------------------------------


See accompanying notes to schedule of investments.                            17

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1999

COMMON STOCKS (CONCLUDED)

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
RESTAURANTS (1.1%)
----------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                          40,800       $ 1,019,874           $   989,400
                                                                   ---------------------------------
RETAIL (2.0%)
----------------------------------------------------------------------------------------------------
   Abercrombie & Fitch Company, Class A (b)           70,000         1,811,950             1,868,125
                                                                   ---------------------------------
TELECOMMUNICATION INFRASTRUCTURE (6.6%)
----------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                            30,300           904,644             3,245,888
   Qwest Communications International Inc. (b)        65,000         1,978,561             2,795,000
                                                                   ---------------------------------
                                                                     2,883,205             6,040,888
                                                                   ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (14.4%)
----------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation, Class A (b)   35,000           519,583             3,412,500
   Global Telesystems Group, Inc. (b)                 81,200         2,035,277             2,811,550
   Nextel Communications, Inc. - Class A (b)          17,600           619,963             1,815,000
   Pinnacle Holdings Inc. (b)                         40,000           575,000             1,695,000
   Versatel Telecom International NV - ADR (b)       102,000         1,160,656             3,563,625
                                                                   ---------------------------------
                                                                     4,910,479            13,297,675
                                                                   ---------------------------------

TOTAL COMMON STOCKS (82.6%)                                         54,275,041            76,158,457
                                                                   =================================


See accompanying notes to schedule of investments.                            18

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1999

SHORT-TERM SECURITY

Issue                                       Number of Shares               Cost     Market Value (a)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND (14.6%)
----------------------------------------------------------------------------------------------------
   Wells Fargo 100% Treasury Money Market Fund,
   4.68% (c)                                      13,497,249        $ 13,497,249         $13,497,249
                                                                    --------------------------------

TOTAL SHORT-TERM SECURITY (14.6%)                                     13,497,249          13,497,249
                                                                    ================================
   Total investments in securities (97.2%)                          $ 67,772,290(d)       89,655,706
                                                                    ============
   Other assets in excess of liabilities (2.8%)                                            2,568,017
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $92,223,723
                                                                                         ===========

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1999.

   (d) Cost for federal income tax purposes at December 31, 1999 was $67,772,290. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------
        Gross unrealized appreciation      $ 23,899,562
        Gross unrealized depreciation        (2,016,146)
                                           ------------
        Net unrealized appreciation        $ 21,883,416
        -----------------------------------------------

   (e) Security is pledged as collateral for uncovered short sales entered into as of December 31, 1999:

        SHARES             ISSUE           MARKET VALUE
        -----------------------------------------------
        43,300        Procter & Gamble     $(4,744,056)
        -----------------------------------------------
        Total (Proceeds - $4,613,328)
        -----------------------------------------------

        Short futures contracts entered into as of December 31, 1999:

        ---------------------------------------------------------------
                                                             UNREALIZED
        CONTRACTS           ISSUE           MARKET VALUE   DEPRECIATION
        ---------------------------------------------------------------
        100         Nasdaq 100 - Mar 2000    $37,542,000   $   (9,228)
        100         S&P 500 - Mar 2000        37,105,000      (92,421)
        ---------------------------------------------------------------
        200         Total                    $74,647,000   $ (101,649)
        ---------------------------------------------------------------

   ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               19

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND

THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1999
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART]

Computer Services/Software             17.0%

Computer Hardware                       3.7%

Medical Devices/Drugs                  20.7%

Short-Term Securities/Other assets
 in excess of liabilities              19.3%

Broadcasting/Cable                     10.0%

Telecommunication Infrastructure        7.1%

Wireless/Telecommunication Services     3.9%

Telecommunication/Equipment             3.3%

Internet Technology                     7.7%

Retail                                  6.3%

Restaurants                             1.0%

PERFORMANCE DATA: TWENTY-FIVE FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

                   JUNDT                   JUNDT
             TWENTY-FIVE FUND(1)     TWENTY-FIVE FUND(1)                     LIPPER CAPITAL
              (Class A shares         (Class A shares       RUSSELL 1000      APPRECIATION
            without sales charge)*   with sales charge)    GROWTH INDEX(2)    FUND INDEX(3)
            ----------------------   ------------------    ---------------    -------------
12/31/1997         10,000                 10,000               10,000            10,000
3/31/1998          11,940                 11,313               11,267            11,278
6/30/1998          13,080                 12,393               12,038            11,469
9/30/1998          14,540                 13,777                9,823             9,023
12/31/1998         17,521                 16,602               13,871            11,998
3/31/1999          19,638                 18,607               13,226            12,574
6/30/1999          21,035                 19,930               15,320            13,794
9/30/1999          20,085                 19,301               14,759            13,247
12/31/1999         24,809                 23,507               18,470            16,698

AVERAGE ANNUAL TOTAL RETURNS (for year ended December 31, 1999)
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        1-YEAR      INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS A
Without sales charge*                                    41.59%        57.51%
With sales charge (a)                                    34.16         53.32
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS B
Without sales charge*                                    40.59         56.12
With sales charge (b)                                    36.59         54.83
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS C
Without sales charge                                     40.85         56.41
With sales charge (c)                                    39.85         56.41
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS I                                42.00         57.84
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                                33.16         35.91
--------------------------------------------------------------------------------
LIPPER CAPITAL APPRECIATION FUND INDEX                   39.17         66.98
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $23,974, $24,464 and $24,912, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4)Inception date is December 31, 1997, for the Fund's shares.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1999

COMMON STOCKS

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (10.0%)
----------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation, Class A (b)       22,000       $ 1,268,435           $ 1,661,000
   Charter Communications, Inc. A (b)                102,600         2,218,375             2,244,375
   Gemstar International Group Limited (b)            28,800           507,262             2,052,000
                                                                   ---------------------------------
                                                                     3,994,072             5,957,375
                                                                   ---------------------------------
COMPUTER HARDWARE (3.7%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                          57,500         1,675,001             2,206,563
                                                                   ---------------------------------
COMPUTER SERVICES/SOFTWARE (17.0%)
----------------------------------------------------------------------------------------------------
   Intuit, Inc. (b)                                   40,000         1,236,656             2,397,500
   Microsoft Corporation (b)                          11,000           782,263             1,284,250
   Novell, Inc. (b)                                   57,400         1,365,163             2,292,413
   Siebel Systems, Inc. (b)                           33,000           817,429             2,772,000
   Veritas Software Corporation (b)                   10,000           195,124             1,431,250
                                                                   ---------------------------------
                                                                     4,396,635            10,177,413
                                                                   ---------------------------------
INTERNET TECHNOLOGY (7.7%)
----------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                           21,600         1,148,032             1,629,450
   StarMedia Network, Inc. (b)                        74,900         3,273,261             3,000,681
                                                                   ---------------------------------
                                                                     4,421,293             4,630,131
                                                                   ---------------------------------
MEDICAL DEVICES/DRUGS (20.7%)
----------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                    28,400           956,613             1,705,775
   Heartport, Inc. (b)                               425,000         2,051,613             2,018,750
   Immunex Corporation (b)                            12,500           758,323             1,368,750
   Merck & Co., Inc.                                   8,600           585,316               576,737
   MiniMed, Inc. (b)                                  15,400         1,238,824             1,128,050
   Monsanto Company                                  156,300         6,212,369             5,568,188
                                                                   ---------------------------------
                                                                    11,803,058            12,366,250
                                                                   ---------------------------------


See accompanying notes to schedule of investments.                            22

                                                          Jundt Twenty-Five Fund
                                                               December 31, 1999

COMMON STOCKS (CONCLUDED)

Industry Description and Issue              Number of Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
RESTAURANTS (1.0%)
----------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                          25,800       $   644,750          $    625,650
                                                                   ---------------------------------
RETAIL (6.3%)
----------------------------------------------------------------------------------------------------
   Abercrombie & Fitch Company, Class A (b)           77,100         1,786,499             2,057,606
   The Home Depot, Inc.                               25,200           962,411             1,727,775
                                                                   ---------------------------------
                                                                     2,748,910             3,785,381
                                                                   ---------------------------------
TELECOMMUNICATION/EQUIPMENT (3.3%)
----------------------------------------------------------------------------------------------------
   Sirius Satellite Radio, Inc. (b)                   45,000         1,761,876             2,002,500
                                                                   ---------------------------------
TELECOMMUNICATION INFRASTRUCTURE (7.1%)
----------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                            18,800           925,839             2,013,950
   Qwest Communications International Inc. (b)        44,100         1,329,121             1,896,300
   Tellabs, Inc. (b)                                   5,300           173,406               340,194
                                                                   ---------------------------------
                                                                     2,428,366             4,250,444
                                                                   ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.9%)
----------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation, Class A (b)   23,800           452,363             2,320,500
                                                                   ---------------------------------

TOTAL COMMON STOCKS (80.7%)                                         34,326,324            48,322,207
                                                                   =================================


See accompanying notes to schedule of investments.                            23

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1999

SHORT-TERM SECURITIES

                                                      Principal Amount/
Issue                                                  Number of Shares             Cost     Market Value (a)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (14.2%)
-------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Merrill Lynch Government
   Securities, Inc., 2.75% acquired on 12/31/99 and due
   1/03/00 with proceeds of $8,503,241 (collateralized by
   $8,430,000 U.S. Treasury Note, 6.875%, due 05/15/06,
   value including accrued interest, $8,493,946).            $8,492,000     $  8,492,000          $ 8,492,000
                                                                            ---------------------------------
MONEY MARKET FUNDS (0.5%)
-------------------------------------------------------------------------------------------------------------
   Wells Fargo 100% Treasury Money Market Fund,
   4.68% (c)                                                    150,351          150,351              150,351
   Wells Fargo Government Money Market Fund,
   4.68% (c)                                                    150,000          150,000              150,000
                                                                            ---------------------------------
                                                                                 300,351              300,351
                                                                            ---------------------------------
TOTAL SHORT-TERM SECURITIES (14.7%)                                            8,792,351            8,792,351
                                                                            =================================
   Total investments in securities (95.4%)                                  $ 43,118,675(d)        57,114,558
                                                                            ============
   Other assets in excess of liabilities (4.6%)                                                     2,733,600
                                                                                                  -----------

NET ASSETS (100.0%)                                                                               $59,848,158
                                                                                                  ===========

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1999.

   (d) Cost for federal income tax purposes at December 31, 1999 was $43,221,386. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------
        Gross unrealized appreciation      $ 14,981,249
        Gross unrealized depreciation        (1,088,077)
                                           ------------
        Net unrealized appreciation        $ 13,893,172
        -----------------------------------------------

       Short futures contracts entered into as of December 31, 1999:

                                                             UNREALIZED
        CONTRACTS            ISSUE           MARKET VALUE   DEPRECIATION
        ----------------------------------------------------------------
         75         Nasdaq 100 - Mar 2000    $28,156,500     $  (6,921)
         75         S&P 500 - Mar 2000        27,828,750       (69,316)
        ----------------------------------------------------------------
        150         Total                    $55,985,250     $ (76,237)
        ----------------------------------------------------------------


See accompanying notes to financial statements.                               24

FINANCIAL STATEMENTS                                           December 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES

                                                            Jundt           Jundt            Jundt           Jundt
                                                            Growth      U.S. Emerging     Opportunity     Twenty-Five
                                                             Fund        Growth Fund          Fund            Fund
----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
   Investment in securities, at market value (note 2)
    including repurchase agreements of $0, $0, $0,
    and $8,492,000, respectively (identified cost:
    $59,832,896, $68,239,531, $67,772,290, and
    $43,118,675, respectively)                           $ 90,116,457    $ 90,037,666*    $ 89,655,706    $ 57,114,558
   Cash                                                            --              --           12,650              --
   Receivable for securities sold                          12,108,398       2,164,809        6,337,660       4,949,297
   Receivable for capital shares sold                          83,960       1,842,628          285,932         783,637
   Receivable from brokers for proceeds
    on securities sold short                                       --              --        4,613,329              --
   Receivable from investment adviser                              --          12,250               --          17,691
   Dividends and accrued interest receivable                   10,904              --           11,455          10,993
   Deferred organizational costs                                   --          17,400           16,897          18,921
   Prepaid expenses and other assets                           13,038          11,085           11,085           9,267
                                                         -------------------------------------------------------------
    Total assets                                          102,332,757      94,085,838      100,944,714      62,904,364
                                                         -------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value
    (proceeds -- $4,613,329)                                       --              --        4,744,056              --
   Payable for securities purchased                           576,669          53,908        3,512,077       2,798,430
   Payable for capital shares redeemed                        139,623         246,948          110,651           7,659
   Payable for variation margin on open futures
    contracts                                                 170,511          50,817          101,649          76,237
   Accrued investment advisory fee                             84,431          71,217          117,366          61,111
   Accrued administrative fee                                  16,886          10,616           13,498          10,616
   Accrued distribution fee                                     4,451          41,863           39,130          28,447
   Interest payable (note 5)                                       --              --            2,895              --
   Accrued expenses and other liabilities                     101,050          69,458           79,669          73,706
                                                         -------------------------------------------------------------
    Total liabilities                                       1,093,621         544,827        8,720,991       3,056,206
                                                         -------------------------------------------------------------
   Net assets applicable to outstanding capital stock    $101,239,136    $ 93,541,011     $ 92,223,723    $ 59,848,158
                                                         =============================================================


*Includes $1,522,422 of securities of an affiliated issuer.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               25

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                             Jundt           Jundt            Jundt            Jundt
                                                             Growth      U.S. Emerging     Opportunity      Twenty-Five
                                                              Fund        Growth Fund          Fund             Fund
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                 $ 63,171,704    $ 61,146,121     $ 63,171,225     $ 44,688,477
   Accumulated net investment loss                                 -0-        (251,892)        (386,673)             -0-
   Accumulated net realized gain on investments              7,954,382      10,899,464        7,788,132        1,240,035
   Unrealized appreciation on investments                   30,113,050      21,747,318       21,651,039       13,919,646
                                                          --------------------------------------------------------------
   Total, representing net assets applicable
    to outstanding capital stock                          $101,239,136    $ 93,541,011     $ 92,223,723     $ 59,848,158
                                                          ==============================================================
   Net assets applicable to outstanding Class A shares    $  2,880,071    $ 34,530,859     $ 23,976,742     $ 18,019,966
                                                          ==============================================================
   Net assets applicable to outstanding Class B shares    $  3,650,156    $ 28,105,756     $ 24,604,449     $ 17,734,132
                                                          ==============================================================
   Net assets applicable to outstanding Class C shares    $  1,187,580    $ 18,449,798     $ 18,170,686     $ 14,092,895
                                                          ==============================================================
   Net assets applicable to outstanding Class I shares    $ 93,521,329    $ 12,454,598     $ 25,471,846     $ 10,001,165
                                                          ==============================================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    162,931; 1,580,265; 1,119,515 and 792,578,
    respectively                                          $      17.68    $      21.85     $      21.42     $      22.74
                                                          ==============================================================
   Class B shares of capital stock outstanding:
    213,784; 1,322,463; 1,171,631 and 793,676,
    respectively                                          $      17.07    $      21.25     $      21.00     $      22.34
                                                          ==============================================================
   Class C shares of capital stock outstanding:
    69,341; 868,593; 868,226 and 627,034,
    respectively                                          $      17.13    $      21.24     $      20.93     $      22.48
                                                          ==============================================================
   Class I shares of capital stock outstanding:
    5,228,627; 558,864; 1,180,543 and 438,178,
    respectively                                          $      17.89    $      22.29     $      21.58     $      22.82
                                                          ==============================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1999

STATEMENTS OF OPERATIONS

                                                                Jundt            Jundt            Jundt            Jundt
                                                                Growth       U.S. Emerging     Opportunity      Twenty-Five
For the year ended 12/31/99                                      Fund         Growth Fund          Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------------------------------------------------
   Interest                                                  $    669,644     $    627,411     $    621,252     $    452,127
   Dividends                                                      137,862            2,640           59,852           15,161
                                                             ---------------------------------------------------------------
                                                                  807,506          630,051          681,104          467,288
                                                             ---------------------------------------------------------------
EXPENSES (note 4)
----------------------------------------------------------------------------------------------------------------------------
   Investment adviser fee                                         971,085          498,766          856,971          452,191
   Transfer agent fee                                             179,402          150,702          158,771          137,590
   Administrative fee                                             194,217           99,253          126,804           83,900
   Registration fee                                                53,085           60,050           53,027           57,413
   Legal fees                                                      36,223           16,852           29,308           13,097
   Reports to shareholders                                         27,756           17,320           26,420           11,454
   Directors' fees                                                 31,798           16,530           22,087           10,714
   Custodian fee                                                   20,142           25,142           24,968           21,601
   Audit fees                                                      17,360           12,496           17,331           15,585
   Amortization of deferred organizational costs                       --           17,345            8,493            6,300
   Dividends on short sales                                            --               --           23,623               --
   Account maintenance fee:
    Class A                                                         5,438           42,527           48,495           28,656
    Class B                                                         4,747           36,013           40,036           22,116
    Class C                                                         1,895           23,326           27,015           15,297
   Distribution fee:
    Class B                                                        14,242          108,038          120,107           66,347
    Class C                                                         5,684           69,979           81,046           45,889
   Other                                                           23,951           21,364           20,672           17,319
                                                             ---------------------------------------------------------------
     Total expenses before interest expense and
      reimbursement                                             1,587,025        1,215,703        1,685,174        1,005,469
   Interest expense (note 5)                                           --               --           22,033               --
   Reimbursement of expenses                                           --         (162,733)         (98,770)        (119,299)
                                                             ---------------------------------------------------------------
     Expenses after interest expense and
      reimbursement                                             1,587,025        1,052,970        1,608,437          886,170
                                                             ---------------------------------------------------------------
   Net investment loss                                           (779,519)        (422,919)        (927,333)        (418,882)
                                                             ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
   Net realized gain on investments and futures
    transactions (note 3)                                      22,184,877       14,018,848       13,692,716        3,097,117
   Net realized loss on short sale transactions (note 3)               --               --       (2,612,549)      (1,311,116)
                                                             ---------------------------------------------------------------
   Net realized gain on investments, futures transactions
    and short sale transactions                                22,184,877       14,018,848       11,080,167        1,786,001
                                                             ---------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
    on investments, futures transactions and short sale
    transactions                                               (3,735,147)      15,656,848       12,608,507       12,258,969
                                                             ---------------------------------------------------------------
     Net gain on investments                                   18,449,730       29,675,696       23,688,674       14,044,970
                                                             ---------------------------------------------------------------
   Net increase in net assets resulting from operations      $ 17,670,211     $ 29,252,777     $ 22,761,341     $ 13,626,088
                                                             ===============================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Jundt Growth Fund
-----------------------------------------------------------------------------------------------------------------
                                                                                    Year ended       Year ended
                                                                                     12/31/99         12/31/98
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
   Net investment loss                                                             $   (779,519)    $ (1,020,460)
   Net realized gain on investments, futures transactions and
    short sale transactions                                                          22,184,877       16,059,306
   Net change in unrealized appreciation (depreciation) on investments, futures
    transactions and short sale transactions                                         (3,735,147)      15,406,886
                                                                                   ------------------------------
   Net increase in net assets resulting from operations                              17,670,211       30,445,732
                                                                                   ------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
   Investment income -- net                                                                  --               --
   Realized capital gains -- net                                                    (11,964,526)     (16,565,764)
                                                                                   ------------------------------
   Total dividends and distributions to shareholders                                (11,964,526)     (16,565,764)
                                                                                   ------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                                    2,778,513          349,721
    Class B shares                                                                    2,981,534          253,844
    Class C shares                                                                    1,006,465          172,098
    Class I shares                                                                      550,486          418,518
   Distributions reinvested:
    Class A shares                                                                      302,691          111,672
    Class B shares                                                                      398,310           83,942
    Class C shares                                                                      120,451           35,442
    Class I shares                                                                    7,029,010       10,672,487
   Cost of shares redeemed:
    Class A shares                                                                   (1,180,075)        (218,461)
    Class B shares                                                                     (196,017)         (46,703)
    Class C shares                                                                     (197,887)         (45,271)
    Class I shares                                                                   (8,537,293)     (17,026,901)
                                                                                   ------------------------------
   Net increase (decrease) in net assets
    from capital share transactions                                                   5,056,188       (5,239,612)
                                                                                   ------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                                      10,761,873        8,640,356
   Net assets at beginning of year                                                   90,477,263       81,836,907
                                                                                   ------------------------------
   Net assets at end of year                                                       $101,239,136     $ 90,477,263
                                                                                   ==============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

                                                               December 31, 1999


Jundt U.S. Emerging Growth Fund       Jundt Opportunity Fund            Jundt Twenty-Five Fund
--------------------------------------------------------------------------------------------------
  Year ended       Year ended       Year ended      Year ended       Year ended       Year ended
   12/31/99         12/31/98         12/31/99        12/31/98         12/31/99         12/31/98
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
$   (422,919)    $   (277,188)    $   (927,333)    $   (242,312)    $   (418,882)    $    (32,425)

  14,018,848        3,540,329       11,080,167        1,812,334        1,786,001          502,873

  15,656,848        4,632,268       12,608,507        9,092,058       12,258,969        1,660,677
--------------------------------------------------------------------------------------------------
  29,252,777        7,895,409       22,761,341       10,662,080       13,626,088        2,131,125
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
          --               --               --               --               --          (33,217)
  (1,642,311)      (4,838,503)        (527,460)      (3,693,953)              --         (636,523)
--------------------------------------------------------------------------------------------------
  (1,642,311)      (4,838,503)        (527,460)      (3,693,953)              --         (669,740)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

  22,402,262        5,541,874       18,074,595        7,610,926       13,633,294        2,918,424
  13,762,669        4,835,251       13,005,455        5,002,356       12,178,751        2,056,058
  11,732,741        2,295,856       12,772,407        1,973,366       12,400,626          524,732
     313,826          321,016        1,329,246        8,867,163        4,830,791          873,435

     566,986        1,068,038          152,312          799,925               --          212,257
     421,061        1,322,588           84,270          757,789               --          167,369
     274,515          428,317           79,182          236,036               --           45,288
      52,425          744,262           31,634        1,653,982               --          197,266

  (6,394,869)      (1,264,297)      (9,979,924)        (954,361)      (3,057,103)        (314,188)
  (2,741,316)      (2,130,547)      (2,601,163)      (1,022,932)        (397,517)          (2,762)
  (2,462,824)      (1,225,401)      (1,441,104)        (202,152)      (1,627,412)          (4,313)
  (2,161,675)      (4,024,032)        (702,741)        (286,640)        (835,023)         (39,328)
--------------------------------------------------------------------------------------------------

  35,765,801        7,912,925       30,804,169       24,435,458       37,126,407        6,634,238
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
  63,376,267       10,969,831       53,038,050       31,403,585       50,752,495        8,095,623
  30,164,744       19,194,913       39,185,673        7,782,088        9,095,663        1,000,040
--------------------------------------------------------------------------------------------------
$ 93,541,011     $ 30,164,744     $ 92,223,723     $ 39,185,673     $ 59,848,158     $  9,095,663
==================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (CONCLUDED)

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                           Jundt Growth Fund
                                                     ----------------------------
                                                      Year ended       Year ended
                                                       12/31/99         12/31/98
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                       153,263           20,906
    Class B shares                                       169,676           15,594
    Class C shares                                        57,535           10,773
    Class I shares                                        30,349           25,096
   Shares issued for dividends reinvested:
    Class A shares                                        17,208            6,923
    Class B shares                                        23,444            5,343
    Class C shares                                         7,069            2,253
    Class I shares                                       394,888          655,156
   Shares redeemed:
    Class A shares                                       (64,814)         (13,115)
    Class B shares                                       (11,056)          (2,753)
    Class C shares                                       (11,018)          (2,969)
    Class I shares                                      (468,529)      (1,076,518)
                                                      ----------------------------
   Net increase (decrease) in shares outstanding         298,015         (353,311)
                                                      ============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

                                                               December 31, 1999


Jundt U.S. Emerging Growth Fund     Jundt Opportunity Fund           Jundt Twenty-Five Fund
----------------------------------------------------------------------------------------------
 Year ended       Year ended      Year ended       Year ended      Year ended       Year ended
  12/31/99         12/31/98        12/31/99         12/31/98        12/31/99         12/31/98
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

  1,449,388         387,148       1,078,660         541,117          760,275          205,005
    901,036         353,188         784,523         353,809          668,221          134,446
    798,264         162,620         773,452         138,215          671,051           38,184
     21,440          22,537          78,801         696,667          301,229           75,548

     27,457          76,343           7,164          52,317               --           13,616
     20,959          96,751           4,042          50,318               --           10,809
     13,671          31,310           3,810          15,704               --            2,920
      2,489          52,302           1,477         107,541               --           12,629

   (435,030)        (86,818)       (588,445)        (69,605)        (165,779)         (21,540)
   (178,206)       (164,853)       (154,749)        (76,346)         (20,576)            (225)
   (168,953)        (86,234)        (86,642)        (15,420)         (85,825)            (297)
   (144,698)       (283,626)        (40,935)        (22,204)         (45,119)          (3,110)
----------------------------------------------------------------------------------------------
  2,307,817         560,668       1,861,158       1,772,113        2,083,477          467,985
==============================================================================================


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                  December 31, 1999

1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991, as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each Fund. U.S. Emerging Growth Fund, a diversified Fund of the Company, commenced operations on January 2, 1996. Opportunity Fund, a non- diversified Fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified Fund of the Company, commenced operations on December 31, 1997.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

The investment objective of each Fund is as follows:

* Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by Jundt Associates, Inc. (the "Adviser") to have significant potential for growth in revenue and earnings.

* U.S. Emerging Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* Opportunity Fund -- to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

* Twenty Five Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1999

open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute substantially all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made. Growth Fund -- accumulated net investment loss has been decreased by $779,556, resulting in a reclassification adjustment to decrease accumulated net realized gain by $779,519 and decrease paid-in capital by $37; U.S. Emerging Growth Fund -- accumulated net investment loss has been decreased by $273,962, resulting in a reclassification adjustment to decrease accumulated net realized gain by $256,617 and decrease paid-in capital by $17,345; Opportunity Fund -- accumulated net investment loss has been decreased by $666,038, resulting in a reclassification adjustment to decrease accumulated net realized gain by $658,843 and decrease paid-in capital by $7,195; Twenty-Five Fund -- accumulated net investment loss has been decreased by $418,882, resulting in a reclassification adjustment to decrease accumulated net realized gain by $412,582 and decrease paid-in capital by $6,300.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the conterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1999

paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 1999, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 1999, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                     Cost of          Proceeds
                                                    Purchases        from Sales
--------------------------------------------------------------------------------
Growth Fund                                       $105,859,495      $140,922,286
U.S. Emerging
 Growth Fund                                      $ 88,714,009      $100,677,045
Opportunity Fund
   Long-term investment
    transactions                                  $174,463,318      $173,420,454
   Short sale transactions                        $ 86,905,721      $ 82,292,392
Twenty-Five Fund                                  $ 70,499,693      $ 54,054,573
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1999

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund -- 1.3% of each Fund's average daily net assets. The Adviser has voluntarily agreed to pay certain expenses in U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. Such voluntary expense reimbursement may be discontinued or modified at the Adviser's sole discretion.

Jundt Funds, Inc. entered into administration agreements with Princeton Administrators, L.P. (the "Administrator") which provided the Administrator with a monthly administrative fee equal to an annualized rate of 0.20% of each Fund's average daily net assets (subject to an annual minimum fee of $40,000 for each Fund for the period January 1, 1999 through July 31, 1999 and $125,000 for each Fund for the period August 1, 1999 through December 31, 1999). The Growth Fund's administration agreement provided the Administrator with a monthly administrative fee equal to an annualized rate of 0.20% of the Fund's average daily net assets, subject to an annual minimum fee of $125,000. For its fee, the Administrator provides certain administrative, accounting, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's share classes as follows:

                                                      Account
                                                    Maintenance     Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Class A                                                 0.25%             --
Class B                                                 0.25%           0.75%
Class C                                                 0.25%           0.75%
================================================================================

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $36,223 for the year ended December 31, 1999, for Growth Fund, $16,852 for U.S. Emerging Growth Fund, $29,308 for Opportunity Fund and $13,097 for Twenty-Five Fund were incurred for a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor. The Company and Growth Fund pay each director who is not an "affiliated person" as defined in the Act a combined fee of $13,000 per year plus $1,300 for each meeting attended.

5. BANK BORROWING

The Opportunity Fund and Twenty-Five Fund entered into a joint Line of Credit Agreement with Norwest Bank, Minnesota, N.A., for an amount not to exceed jointly the lesser of $7,000,000 or 30% of the Fund's assets. For the year ended December 31, 1999, the Opportunity Fund's average daily balance of loans outstanding was $270,025 at a weighted average interest rate of 8.16%. The maximum amount of loans outstanding at any time during the period was $6,720,000, or 7.53% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund did not have any loans outstanding for the year ended December 31, 1999.

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.

                                                              Net Realized
                                    Beginning                      and         Dividends   Distributions
                                    Net Asset       Net        Unrealized      from Net      from Net
                                    Value Per   Investment   Gain (Loss) on   Investment     Realized
                                      Share        Loss        Investments      Income         Gains
--------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/99                 $ 16.66       (0.18)          3.45              --        (2.25)
 Year ended 12/31/98                 $ 14.20       (0.24)          6.22              --        (3.52)
 Year ended 12/31/97                 $ 13.64       (0.23)          1.64              --        (0.85)
 Year ended 12/31/96                 $ 11.95       (0.26)          2.03              --        (0.08)
Class B
 Year ended 12/31/99                 $ 16.23       (0.30)          3.33              --        (2.19)
 Year ended 12/31/98                 $ 13.99       (0.35)          6.11              --        (3.52)
 Year ended 12/31/97                 $ 13.56       (0.32)          1.60              --        (0.85)
 Year ended 12/31/96                 $ 11.95       (0.36)          2.05              --        (0.08)
Class C
 Year ended 12/31/99                 $ 16.25       (0.30)          3.34              --        (2.16)
 Year ended 12/31/98                 $ 13.97       (0.35)          6.15              --        (3.52)
 Year ended 12/31/97                 $ 13.54       (0.30)          1.58              --        (0.85)
 Year ended 12/31/96                 $ 11.95       (0.36)          2.03              --        (0.08)
Class I
 Year ended 12/31/99                 $ 16.83       (0.14)          3.49              --        (2.29)
 Year ended 12/31/98                 $ 14.28       (0.20)          6.27              --        (3.52)
 Year ended 12/31/97                 $ 13.69       (0.19)          1.63              --        (0.85)
 Year ended 12/31/96                 $ 11.95       (0.23)          2.05              --        (0.08)
 Year ended 12/31/95                 $ 14.95       (0.12)          2.71              --        (5.59)

U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/99                 $ 14.96       (0.08)          7.39              --        (0.42)
 Year ended 12/31/98                 $ 13.09       (0.17)          5.02              --        (2.98)
 Year ended 12/31/97                 $ 12.42       (0.11)          4.09              --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00       (0.14)          4.47              --        (1.91)
Class B
 Year ended 12/31/99                 $ 14.62       (0.19)          7.18              --        (0.36)
 Year ended 12/31/98                 $ 12.90       (0.27)          4.92              --        (2.93)
 Year ended 12/31/97                 $ 12.37       (0.21)          4.05              --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00       (0.24)          4.52              --        (1.91)
Class C
 Year ended 12/31/99                 $ 14.63       (0.19)          7.17              --        (0.37)
 Year ended 12/31/98                 $ 12.88       (0.27)          4.94              --        (2.92)
 Year ended 12/31/97                 $ 12.36       (0.21)          4.04              --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00       (0.24)          4.51              --        (1.91)
Class I
 Year ended 12/31/99                 $ 15.22       (0.04)          7.55              --        (0.44)
 Year ended 12/31/98                 $ 13.25       (0.13)          5.10              --        (3.00)
 Year ended 12/31/97                 $ 12.51       (0.07)          4.12              --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00       (0.11)          4.53              --        (1.91)

*Commencement of operations.
(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, report performance of the Growth Fund as a closed-end fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                               December 31, 1999

                    Ratio to Average Net Assets
              --------------------------------------
  Ending
 Net Asset         Net                                               Portfolio     Net Assets at
 Value Per     Investment        Net        Gross        Total       Turnover     End of Period
   Share          Loss        Expenses     Expenses     Return(1)      Rate       (000s Omitted)
------------------------------------------------------------------------------------------------


  $ 17.68        (0.97)%        1.81%        1.81%       19.71%        127%          $  2,880
  $ 16.66        (1.45)%        2.14%        2.14%       42.90%         78%          $    954
  $ 14.20        (1.49)%        2.18%        2.18%       10.67%        115%          $    604
  $ 13.64        (1.81)%        2.13%        2.13%       14.81%         57%          $    340

  $ 17.07        (1.70)%        2.56%        2.56%       18.72%        127%          $  3,650
  $ 16.23        (2.18)%        2.89%        2.89%       41.98%         78%          $    515
  $ 13.99        (2.28)%        2.93%        2.93%        9.77%        115%          $    189
  $ 13.56        (2.53)%        2.88%        2.88%       14.14%         57%          $     37

  $ 17.13        (1.72)%        2.56%        2.56%       18.82%        127%          $  1,188
  $ 16.25        (2.15)%        2.89%        2.89%       42.32%         78%          $    256
  $ 13.97        (2.32)%        2.93%        2.93%        9.82%        115%          $     80
  $ 13.54        (2.49)%        2.88%        2.88%       13.97%         57%          $      2

  $ 17.89        (0.77)%        1.56%        1.56%       19.97%        127%          $ 93,521
  $ 16.83        (1.23)%        1.89%        1.89%       43.30%         78%          $ 88,752
  $ 14.28        (1.22)%        1.93%        1.93%       10.85%        115%          $ 80,964
  $ 13.69        (1.56)%        1.88%        1.88%       15.22%         57%          $ 96,458
  $ 11.95        (0.72)%        1.60%        1.60%       17.81%        155%          $140,642



  $ 21.85        (0.25)%        1.80%        2.13%       49.04%        248%          $ 34,531
  $ 14.96        (1.16)%        1.80%        2.93%       38.65%        197%          $  8,058
  $ 13.09        (0.88)%        1.80%        3.35%       33.54%        264%          $  2,117
  $ 12.42        (1.36)%(2)     1.80%(2)     3.83%(2)    43.40%        204%          $  1,275

  $ 21.25        (1.00)%        2.55%        2.88%       47.96%        248%          $ 28,106
  $ 14.62        (1.91)%        2.55%        3.68%       37.64%        197%          $  8,462
  $ 12.90        (1.63)%        2.55%        4.10%       32.55%        264%          $  3,786
  $ 12.37        (2.15)%(2)     2.55%(2)     3.62%(2)    42.90%        204%          $  1,709

  $ 21.24        (1.00)%        2.55%        2.88%       47.88%        248%          $ 18,450
  $ 14.63        (1.91)%        2.55%        3.68%       37.82%        197%          $  3,301
  $ 12.88        (1.63)%        2.55%        4.10%       32.50%        264%          $  1,519
  $ 12.36        (2.13)%(2)     2.55%(2)     4.32%(2)    42.82%        204%          $  1,766

  $ 22.29        (0.00)%        1.55%        1.88%       49.51%        248%          $ 12,455
  $ 15.22        (0.91)%        1.55%        2.68%       39.06%        197%          $ 10,344
  $ 13.25        (0.63)%        1.55%        3.10%       33.87%        264%          $ 11,773
  $ 12.51        (1.09)%(2)     1.55%(2)     3.44%(2)    44.32%        204%          $  9,025

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

6. FINANCIAL HIGHLIGHTS (CONCLUDED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                Net Realized
                                      Beginning                      and         Dividends   Distributions
                                      Net Asset       Net        Unrealized      from Net      from Net
                                      Value Per   Investment   Gain (Loss) on   Investment     Realized
                                        Share        Loss        Investments      Income         Gains
----------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/99                   $ 15.84       (0.20)           5.92            --         (0.14)
 Year ended 12/31/98                   $ 11.03       (0.17)           6.81            --         (1.83)
 Year ended 12/31/97                   $  9.87       (0.17)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00          --          (0.13)            --            --
Class B
 Year ended 12/31/99                   $ 15.60       (0.33)           5.81            --         (0.08)
 Year ended 12/31/98                   $ 10.94       (0.27)           6.73            --         (1.80)
 Year ended 12/31/97                   $  9.87       (0.26)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00          --          (0.13)            --            --
Class C
 Year ended 12/31/99                   $ 15.56       (0.33)           5.80            --         (0.10)
 Year ended 12/31/98                   $ 10.93       (0.27)           6.71            --         (1.81)
 Year ended 12/31/97                   $  9.87       (0.25)           4.10            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00          --          (0.13)            --            --
Class I
 Year ended 12/31/99                   $ 15.93       (0.16)           5.98            --         (0.17)
 Year ended 12/31/98                   $ 11.06       (0.14)           6.85            --         (1.84)
 Year ended 12/31/97                   $  9.87       (0.14)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00          --          (0.13)            --            --

TWENTY-FIVE FUND
Class A
 Year ended 12/31/99                   $ 16.06       (0.17)           6.85            --            --
 Year ended 12/31/98                   $ 10.00       (0.15)           7.63         (0.07)        (1.35)
Class B
 Year ended 12/31/99                   $ 15.89       (0.32)           6.77            --            --
 Year ended 12/31/98                   $ 10.00       (0.27)           7.57         (0.06)        (1.35)
Class C
 Year ended 12/31/99                   $ 15.96       (0.32)           6.84            --            --
 Year ended 12/31/98                   $ 10.00       (0.25)           7.58         (0.02)        (1.35)
Class I
 Year ended 12/31/99                   $ 16.07       (0.12)           6.87            --            --
 Year ended 12/31/98                   $ 10.00       (0.10)           7.61         (0.09)        (1.35)


*Commencement of operations.

(1)For Opportunity Fund, excluding interest expense, net of reimbursement.

(2)For Opportunity Fund, excluding interest expense, before reimbursement.

(3)For Opportunity Fund, including interest expense, before reimbursement.

(4)Total investment return is based on the chantge in net asset value of a share during the period, asssumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(5)Adjusted to an annual basis.

                                                               December 31, 1999

                               Ratio to Average Net Assets
              -------------------------------------------------------------
   Ending
 Net Asset        Net                                      Gross Expenses                  Portfolio    Net Assets at
 Value Per     Investment       Net          Gross            Including          Total      Turnover    End of Period
   Share          Loss       Expenses(1)   Expenses(2)   Interest Expense(3)    Return(4)     Rate     (000s Omitted)
---------------------------------------------------------------------------------------------------------------------


  $ 21.42       (1.11)%         2.14%         2.29%            2.32%             36.11%        318%         $23,977
  $ 15.84       (1.28)%         2.14%         3.35%            3.45%             60.83%        376%         $ 9,852
  $ 11.03       (1.71)%         2.14%         6.57%            6.85%             41.15%        298%         $ 1,084
  $  9.87       (2.14)%(5)      2.14%(5)      4.23%(5)         4.23%(5)          (1.30)%         0%         $   112

  $ 21.00       (1.86)%         2.89%         3.04%            3.07%             35.10%        318%         $24,604
  $ 15.60       (2.03)%         2.89%         4.10%            4.20%             59.60%        376%         $ 8,388
  $ 10.94       (2.36)%         2.89%         7.32%            7.50%             40.25%        298%         $ 2,298
  $  9.87       (2.98)%(5)      2.89%(5)      4.98%(5)         4.98%(5)          (1.30)%         0%         $     1

  $ 20.93       (1.86)%         2.89%         3.04%            3.07%             35.13%        318%         $18,171
  $ 15.56       (2.06)%         2.89%         4.10%            4.20%             59.53%        376%         $ 2,764
  $ 10.93       (2.49)%         2.89%         7.32%            7.63%             40.12%        298%         $   427
  $  9.87       (3.02)%(5)      2.89%(5)      4.98%(5)         4.98%(5)          (1.30)%         0%         $     1

  $ 21.58       (0.86)%         1.89%         2.04%            2.08%             36.55%        318%         $25,472
  $ 15.93       (1.04)%         1.89%         3.10%            3.20%             61.29%        376%         $18,182
  $ 11.06       (1.56)%         1.89%         6.32%            6.70%             41.45%        298%         $ 3,973
  $  9.87       (1.89)%(5)      1.89%(5)      3.98%(5)         3.98%(5)          (1.30)%         0%         $   286



  $ 22.74       (0.94)%         2.25%         2.63%             N/A              41.59%        213%         $18,020
  $ 16.06       (1.06)%         2.25%         9.37%             N/A              75.21%        294%         $ 3,181

  $ 22.34       (1.69)%         3.00%         3.38%             N/A              40.59%        213%         $17,734
  $ 15.89       (1.78)%         3.00%        10.12%             N/A              73.37%        294%         $ 2,321

  $ 22.48       (1.69)%         3.00%         3.38%             N/A              40.85%        213%         $14,093
  $ 15.96       (1.81)%         3.00%        10.12%             N/A              73.69%        294%         $   667

  $ 22.82       (0.69)%         2.00%         2.38%             N/A              42.00%        213%         $10,001
  $ 16.07       (0.74)%         2.00%         9.12%             N/A              75.43%        294%         $ 2,926

INDEPENDENT AUDITORS' REPORT


THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund (Funds within Jundt Funds, Inc.) as of December 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund as of December 31, 1999, results of their operations, changes in their net assets and financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG LLP
February 4, 2000

FEDERAL TAX INFORMATION (UNAUDITED)


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1999, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

None of the ordinary income distributions paid by the Funds during the year ended December 31, 1999, qualify for the dividends received deduction for corporations.

Per share distributions are as follows (distributions of short-term capital gains are included in ordinary income):

                                                  Qualifying     Non-Qualifying       Total
                         Record       Payable      Ordinary         Ordinary         Ordinary        Long-Term
                          Date         Date         Income           Income           Income       Capital Gains*
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND
 Class I                12/22/99     12/31/99      $ 0.02361       $ 1.46829         $ 1.49190        $ 0.79778
 Class B                12/22/99     12/31/99      $ 0.02201       $ 1.36873         $ 1.39074        $ 0.79778
 Class C                12/22/99     12/31/99      $ 0.02165       $ 1.34676         $ 1.36841        $ 0.79778
 Class A                12/22/99     12/31/99      $ 0.02301       $ 1.43129         $ 1.45430        $ 0.79778

OPPORTUNITY FUND
 Class I                12/22/99     12/31/99      $ 0.01827       $ 0.15329         $ 0.17156        $      --
 Class B                12/22/99     12/31/99      $ 0.00807       $ 0.06766         $ 0.07573        $      --
 Class C                12/22/99     12/31/99      $ 0.01023       $ 0.08583         $ 0.09606        $      --
 Class A                12/22/99     12/31/99      $ 0.01482       $ 0.12436         $ 0.13918        $      --

U.S. EMERGING GROWTH
 Class I                12/22/99     12/31/99      $      --       $ 0.44037         $ 0.44037        $      --
 Class B                12/22/99     12/31/99      $      --       $ 0.36128         $ 0.36128        $      --
 Class C                12/22/99     12/31/99      $      --       $ 0.37293         $ 0.37293        $      --
 Class A                12/22/99     12/31/99      $      --       $ 0.42237         $ 0.42237        $      --

*All of the long-term capital gain distributions are subject to the 20% tax rate.